INVENTORY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INVENTORY
Materials, supplies, and packaging	$ 8,085	$ 7,505
Work in process	77,764	69,632
Finished goods	26,709	28,956
Total inventory	112,558	106,093
Cost of goods sold
INVENTORY
Amount of inventory recognized	$ 246,303	$ 218,587